Non-current receivables - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Shareholder loan maturity classification	5 years
Financial guarantee contracts [member]
Disclosure of financial assets [line items]
Financial assets	$ 12.3